Condensed Consolidated Statements of Cash Flows (10Q) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Series D-1 Preferred Stock [Member]
Series D Preferred Stock issuance costs	$ 37	$ 84
Series D-2 Preferred Stock [Member]
Series D Preferred Stock issuance costs		$ 17